INCOME TAXES (BENEFIT)	12 Months Ended
Mar. 31, 2015
INCOME TAXES (BENEFIT)
INCOME TAXES (BENEFIT)

15.  INCOME TAXES (BENEFIT)

Income (loss) from operations before income taxes and income taxes (benefit) for the years ended March 31, 2013, 2014 and 2015, consist of the following components:

	Thousands of Yen
	2013	2014	2015
Income (loss) from operations before income taxes:
Domestic	¥993,179	¥(315,434)	¥502,845
Foreign	57,216	(233,769)	(44,548)

Total	¥1,050,395	¥(549,203)	¥458,297

Income taxes (benefit)-current
Domestic	¥267,982	¥20,325	¥82,915
Foreign	29,417	2,974	(44)

Total	¥297,399	¥23,299	¥82,871

Income taxes (benefit)-deferred
Domestic	¥142,028	¥(93,394)	¥132,995
Foreign	10,457	(35,556)	22,228

Total	¥152,485	¥(128,950)	¥155,223

For the years ended March 31, 2013, 2014 and 2015, ¥449,894 thousand, ¥(105,651) thousand and ¥238,094 thousand were recorded as income tax expenses attributable to operations and ¥890 thousand, ¥753 thousand and ¥50,902 thousand were recognized as income tax expenses attributable to other comprehensive income, respectively.

The tax effects of temporary differences and operating loss carryforwards and tax credits giving rise to deferred tax balances at March 31, 2014 and 2015 are as follows:

	Thousands of Yen
	2014		2015
	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability
Impairment loss on investments in securities	¥44,381	¥—	¥40,271	¥—
Depreciation and amortization	4,845	49,039	16,160	41,904
Accrued municipal governments tax	2,001	—	10,602	—
Research and development cost for internal use software	549	—	—	—
Deferred revenue	4,803	—	1,843	—
Accrued bonus	30,738	—	45,937	—
Accrued vacation	18,057	—	18,077	—
Asset retirement obligations	15,805	—	15,537	—
Operating loss carryforwards	215,825	—	48,629	—
Prepaid expenses	—	—	—	18,170
Unrealized gain on available-for-sale securities	—	47,720	—	97,769
Acquisition related cost	—	—	28,396	—
Share-based compensation expense	14,776	—	14,547	—
Research and development tax credit	16,262	—	—	—
Others	10,013	21,269	30,227	23,431

Total	378,055	118,028	270,226	181,274
Valuation allowance	(57,324)	—	(88,870)	—

Total	¥320,731	¥118,028	¥181,356	¥181,274

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in specific tax jurisdictions during the period in which these differences become deductible. Based on these factors, management believes it is more likely than not the Company will realize the benefits of these deductible differences, net of the existing valuation allowances as of March 31, 2014 and 2015.

As of March 31, 2014 and 2015, the valuation allowance for deferred tax assets related primarily to operating loss carryforwards of the Korean, Taiwanese and a domestic subsidiaries, and was provided at the amounts which are considered not more likely than not to be realized.

An analysis of the movement in the valuation allowance for deferred tax assets for the years ended March 31, 2013, 2014 and 2015 is as follows:

	Thousands of Yen
	2013	2014	2015
Balance at beginning of year	¥801	¥22,856	¥57,324
Additions	22,831	36,122	48,931
Deductions	(776)	(1,654)	(17,385)

Balance at end of year	¥22,856	¥57,324	¥88,870

As of March 31, 2015, the Korean, Taiwanese and a domestic subsidiaries had operating loss carryforwards of ¥222,620 thousand, ¥15,742 thousand and ¥11,754 thousand, respectively. These operating loss carryforwards are available to offset future taxable income and will expire in March 2025 for Korean and Taiwanese taxes and March 2024 for Japanese income tax, respectively.

Income taxes imposed by the national, prefectural and municipal governments of Japan resulted in a statutory tax rate of approximately 38.01 percent, 38.01 percent and 35.64 percent for the years ended March 31, 2013, 2014 and 2015, respectively.

Reconciliations between the amount of reported income taxes (benefit) and the amount of income taxes (benefit) computed using the normal statutory tax rate for the years ended March 31, 2013, 2014 and 2015 are as follows:

	Thousands of Yen
	2013	2014	2015
Amount computed using normal Japanese statutory tax rate	¥399,255	¥(208,752)	¥163,336
Increase (decrease) in taxes resulting from:
Change in valuation allowance	22,055	34,468	31,545
Change in statutory tax rate	—	1,836	15,798
Share-based compensation expense	15,498	25,331	6,927
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	14,905	27,204	15,776
Officers’ remuneration not deductible for tax purpose	300	775	4,870
Research and development tax credit	—	—	(7,513)
Others-net	(2,129)	13,487	7,355

Income tax expense (benefit) as reported	¥449,884	¥(105,651)	¥238,094

Change in valuation allowance for the year ended March 31, 2013 includes an increase of ¥20,091 thousand in the valuation allowance of the foreign subsidiaries in Korea and Taiwan and a domestic subsidiary as of March 31, 2013 for the deferred tax assets arising from their operating loss carryforwards incurred during the year ended March 31, 2013.

Change in valuation allowance for the year ended March 31, 2014 includes an increase of ¥19,860 thousand in the valuation allowance of the foreign subsidiaries in Korea and Taiwan and a domestic subsidiary as of March 31, 2014 for the deferred tax assets arising from their operating loss carryforwards incurred during the year ended March 31, 2014 and an increase of ¥16,262 thousand in the valuation allowance for the deferred tax assets arising from research and development tax credits.

Change in valuation allowance for the year ended March 31, 2015 includes an increase of ¥20,536 thousand in the valuation allowance of a foreign subsidiary in Taiwan and a domestic subsidiary as of March 31, 2015 for the deferred tax assets arising from their operating loss carryforwards incurred during the year ended March 31, 2015 and an increase of ¥28,395 thousand in the valuation allowance for the deferred tax assets arising from acquisition related costs, and a decrease of ¥16,262 thousand in the valuation allowance for the deferred tax assets arising from research and development tax credits.

The combined statutory tax rate was 38.01 percent for the three years from April 1, 2012 to March 31, 2015 and 35.64 percent for the years beginning on or after April 1, 2015. Further, amendments to Japanese tax regulations were enacted into law on March 20, 2014. As a result, the 10 percent surtax was eliminated for the year from April 1 2014 to March 31, 2015 and the combined statutory tax rate is reduced from 38.01 percent to 35.64 percent from the fiscal year beginning April 1, 2014. The effect of the change in tax rate was insignificant.

On March 31, 2015, amendments to Japanese tax regulations were enacted into law. As a result, the combined Japanese statutory rate will be reduced from 35.64 percent to 33.10 percent from the fiscal year beginning April 1, 2015 and from 33.10 percent to 32.34 percent from the fiscal year beginning April 1, 2016. The impact of the tax law changes result in a net deferred income taxes benefit of ¥15,798 thousand for the year ended March 31, 2015.